Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Deferred Tax Assets And Liabilities
The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

	December 31,
	2021	2020	2019
Deferred tax assets:
Net operating loss carryforwards (i)	$12,555,225	$7,615,613	$4,477,240
Federal R&D Credit (ii)	351,985	340,162	331,741
Accrued benefits	63,153	9,892	14,715
Uncertain Tax Position—R&D Reserve	(70,397)	(68,032)	(66,349)

Total deferred tax assets	12,899,966	7,897,635	4,757,347

Less valuation allowance	(12,899,966)	(7,897,635)	(4,757,347)

Net deferred tax assets	$—	$—	$—

(i)	Net operating losses carryforwards do not expire.
(ii)	These credits expire after 20 years after their initial recognition if the entity is not able to utilize them.

Summary Of Income Tax
Income taxes consisted of the following:

	United States (21%)	State and local (5%)	Brazil (34%)	Total	Valuation allowance	Total
2021
Current	—	—	—	—	—	—
Deferred	$(871,006)	$(204,567)	$(3,929,123)	$(5,004,696)	$5,004,696	—
2020
Current	—	—	—	—	—	—
Deferred	$(374,301)	$(87,114)	$(2,680,556)	$(3,141,971)	$3,141,971	—
2019
Current	—	—	—	—	—	—
Deferred	$(734,239)	$(164,534)	$(1,483,969)	$(2,382,742)	$2,382,742	—

Summary Of Income Tax Rate Reconciliation
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

	Year Ended December 31,
	2021	2020	2019
Statutory U.S. federal tax rate	21%	21%	21%
State and local taxes	5%	5%	5%
Reserves	0%	0%	1%

Valuation allowance	-26%	-26%	-27%

Effective tax rate	0%	0%	0%

Schedule of Income Loss Before Income Taxes
Loss before income taxes consisted of the following:

	Year Ended December 31,
	2021	2020	2019
United States	$(4,092,348)	$(1,742,747)	$(3,290,679)
Brazil	(11,774,438)	(7,883,195)	(4,394,840)

Total	$(15,866,786)	$(9,625,942)	$(7,685,519)

Zanite Acquisition Corp [Member]
Summary Of Deferred Tax Assets And Liabilities
The Company’s net deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax asset
Net operating loss carryforward	$53,413	$16,318
Startup/Organization Expenses	1,296,584	57,364

Total deferred tax assets	1,349,997	73,682
Valuation allowance	(1,349,997)	(73,682)

Deferred tax asset, net of allowance	$—	$—

Summary Of Income Tax
The income tax provision consists of the following:

	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(1,276,315)	(73,682)
State and Local
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,276,315	73,682

Income tax provision	$—	$—

Summary Of Income Tax Rate Reconciliation
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of derivative liabilities	(29.8)%	(19.5)%
Transaction costs allocated to warrant issuance	0.0%	(1.1)%
Change in valuation allowance	8.8%	(0.4)%

Income tax provision	0.0%	0.0%